CASH AND CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2021
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
Schedule of cash and cash equivalents and restricted cash

	December 31,	December 31,
	2021	2020
		(Restated)
Restricted cash	1,324,748	1,056,037
Cash and cash equivalents	17,853,244	9,671,477
	19,177,992	10,727,514

Schedule of cash and cash equivalents and restricted cash denominated in foreign currency

	December 31,	December 31,
	2021	2020
		(Restated)
RMB	17,605,127	9,621,499
USD	1,557,373	1,095,713
HKD	7,314	2,763
EUR	1,957	2,055
Others	6,221	5,484
	19,177,992	10,727,514